Document and Entity Information	Mar. 29, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001819253
Document Type	8-K
Document Period End Date	Mar. 29, 2022
Entity Registrant Name	Haymaker Acquisition Corp. III
Entity Incorporation State Country Code	DE
Entity File Number	001-40128
Entity Tax Identification Number	85-1791125
Entity Address, Address Line One	501 Madison Avenue
Entity Address, Address Line Two	Floor 12
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	616-9600
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Fourth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-fourth of one redeemable warrant
Trading Symbol	HYACU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	HYAC
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock For 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	HYACW
Security Exchange Name	NASDAQ